CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements

Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB	US$
2013	42,151	6,766
2014	30,862	4,954
2015	25,497	4,093
2016	712	114
2017 and thereafter	890	143

Total minimum lease payments	100,112	16,070
Less: amount representing interest	(11,041)	(1,773)

Present value of remaining minimum lease payments	89,071	14,297